Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Jan. 01, 2019 EUR (€)
Disclosure of significant accounting policies [line items]
Weighted-average interest rate	2.17%
Lease assets	€ 43,160,253	€ 0
Lease liabilities	40,783,000	40,783,000
Non-current prepaid expenses	134,000	2,199,000
Other current liabilities	1,059,000	832,000
Other non-current liabilities	0	707,893
Maximum credit risk corresponded to carrying amounts of debt instruments	20,500,000	44,600,000
Derivative financial instruments unrealized gross gain loss	€ 400,000	€ 100,000
Increase in variable interest rate	0.50%	0.50%	0.50%
Decrease in variable interest rate	0.50%	0.50%	0.50%
Description of credit default swaps	The Group currently classifies an increase in credit risk on debt instruments as significant when the premium on a counterparty credit default swap has increased by 100 basis points since the initial recognition of the instrument (Level 2).
Equity ratio	79.50%	90.60%
Payment of investment subsidies	€ 0	€ 0	€ 0
Diluted number of shares | shares	57,035	120,214	87,904
Dilutive effect of share options on number of ordinary shares | shares	115,684
Inventory value	€ 0
Rent deposits [member]
Disclosure of significant accounting policies [line items]
Maximum credit risk of financial guarantees	1,000,000	€ 700,000
IFRS 16 [member]
Disclosure of significant accounting policies [line items]
Lease assets				€ 42,500,000
Lease liabilities	40,800,000			40,800,000
Deferred tax liabilities Leases				€ 200,000
Current prepaid expenses	400,000
Non-current prepaid expenses	2,100,000
IFRS 16 [member] | Deferred rent -free [member]
Disclosure of significant accounting policies [line items]
Other current liabilities	100,000
Other non-current liabilities	€ 700,000
Patents [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	10 years
License rights [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	8 - 10 years
Software [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	3 - 5 years
Credit risk [member]
Disclosure of significant accounting policies [line items]
Percentage of accounts receivable	0.50%	0.50%
Currency risk [member]
Disclosure of significant accounting policies [line items]
Number of unsettled forward rate agreements	1	9	12
Derivative financial instruments unrealized gross gain loss	€ 400,000	€ 100,000	€ 300,000
Ten percent increase in foreign exchange rate [member] | Currency risk [member]
Disclosure of significant accounting policies [line items]
Decrease in foreign exchange rates of income	(6,700,000)	(1,400,000)	(200,000)
Ten percent decrease in foreign exchange rate [member] | Currency risk [member]
Disclosure of significant accounting policies [line items]
Decrease in foreign exchange rates of income	7,900,000	1,700,000	200,000
0.5% increase in variable interest rate [member]
Disclosure of significant accounting policies [line items]
Increase in net result	300,000	400,000	600,000
0.5% decrease in variable interest rate [member]
Disclosure of significant accounting policies [line items]
Decrease in net result	300,000	100,000	€ 400,000
Single most important customer [member] | Credit risk [member]
Disclosure of significant accounting policies [line items]
Accounts receivable from customer	€ 8,000,000	€ 5,900,000
Percentage of accounts receivable	53.00%	33.00%
Customer one [member] | Credit risk [member]
Disclosure of significant accounting policies [line items]
Percentage of revenue from customer	45.00%	65.00%	55.00%
Customer two [member] | Credit risk [member]
Disclosure of significant accounting policies [line items]
Percentage of revenue from customer	31.00%	25.00%	25.00%
Customer three [member] | Credit risk [member]
Disclosure of significant accounting policies [line items]
Percentage of revenue from customer	13.00%	5.00%	10.00%
Lanthio Pharma B.V [member]
Disclosure of significant accounting policies [line items]
Percentage of indirect ownership in subsidiary	100.00%